Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Ordinary shares	Additional paid-in capital	Statutory reserves	(Accumulated deficit) retained earnings	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2023	$ 50	$ 1,738,179	$ 343,077	$ 3,958,029	$ (258,538)	$ 5,780,797
Balance (in Shares) at Dec. 31, 2023	20,000,000
Net income (loss)				849,327		849,327
Statutory reserves appropriation			9,788	(9,788)
Foreign currency translation adjustments					(336,141)	(336,141)
Balance at Jun. 30, 2024	$ 50	1,738,179	352,865	4,797,568	(594,679)	6,293,983
Balance (in Shares) at Jun. 30, 2024	20,000,000
Balance at Dec. 31, 2024	$ 53	4,695,350	343,077	2,026,786	(539,797)	6,525,469
Balance (in Shares) at Dec. 31, 2024	21,173,413
Net income (loss)				(8,731,241)		(8,731,241)
Share-based compensation	$ 5	8,799,995				8,800,000
Share-based compensation (in Shares)	2,000,000
Foreign currency translation adjustments					347,485	347,485
Balance at Jun. 30, 2025	$ 58	$ 13,495,345	$ 343,077	$ (6,704,455)	$ (192,312)	$ 6,941,713
Balance (in Shares) at Jun. 30, 2025	23,173,413